Income Taxes - Reconciliation of Income Tax Benefit (Details) - USD ($) $ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments, Owned, Federal Income Tax Note [Line Items]
Federal statutory income tax rate, percent				35.00%	35.00%	35.00%
Expected tax benefit at U.S. statutory rate				$ 451	$ 149	$ 94
State taxes				16	68	0
Permanent differences	[1]			(4)	16	(15)
Valuation allowance	[2],[3]			(404)	271	(331)
NOL reduction from acceleration of AMT Credits				(17)	0	0
Uncertain tax position				0	0	244
Unconsolidated subsidiary adjustment				0	0	5
Adjustment to AMT credits				0	26	0
Other				3	(4)	4
Income tax benefit				45	474	1
Permanent differences, change in fair value of warrants expense (benefit)				2	18	(14)
Decrease due to settlements and payments				0	1	$ 270
EquiPower Acquisition
Investments, Owned, Federal Income Tax Note [Line Items]
Deferred tax asset, change in amount		$ 480	$ (27)	3	$ 453
Genco
Investments, Owned, Federal Income Tax Note [Line Items]
Permanent differences	[1]			$ 5

[1]	Permanent items for years ended December 31, 2016, 2015 and 2014 included a $2 million benefit, an $18 million benefit, and a $14 million expense, respectively, for the change in the fair value of warrants during the year that were not deductible for income taxes.
[2]	On April 14, 2014, we received final notice from the Internal Revenue Service (“IRS”) that their audit of our 2012 tax year has been completed. In accordance with accounting guidance in ASC 740, Income Taxes (“ASC 740”), we recognized $270 million of net tax benefits for tax positions included in the 2012 tax return that had not previously met the “more likely than not” recognition threshold. These benefits were recognized in the second quarter of 2014 as a discrete item with a corresponding adjustment to the valuation allowance.
[3]	The EquiPower Acquisition on April 1, 2015 caused a change in the attributes and impacted our estimate of the realizability of our deferred tax assets. As a result, we recorded a $453 million reduction to our valuation allowance in 2015 and $3 million in 2016.